AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
January 31, 2022 (Unaudited)
Shares	Security Description			Value
	COMMON STOCKS - 98.9%
	Communication Services - 1.8%
4,267	Nexstar Media Group, Inc. - Class A			$705,677

	Consumer Discretionary - 15.5%
3,933	Advance Auto Parts, Inc.			910,529
8,511	Hasbro, Inc.			787,097
6,943	LCI Industries			855,169
23,704	MDC Holdings, Inc.			1,201,556
9,815	Penske Automotive Group, Inc.			997,498
17,773	PetMed Express, Inc.			459,077
22,740	Rent-A-Center, Inc.			958,491
				6,169,417
	Consumer Staples - 4.3%
4,613	Lancaster Colony Corporation			732,406
32,118	Reynolds Consumer Products, Inc.			972,212
				1,704,618
	Financials - 14.8%
7,889	Community Bank System, Inc.			563,432
14,214	Evercore, Inc. - Class A			1,774,192
25,772	First Financial Bancorp			649,712
22,732	First Interstate BancSystem, Inc. - Class A			835,401
38,487	Home BancShares, Inc.			906,754
14,290	Horace Mann Educators Corporation			543,163
38,682	Huntington Bancshares, Inc.			582,551
				5,855,205
	Health Care - 7.9%
12,790	Encompass Health Corporation			793,492
11,573	Patterson Companies, Inc.			332,029
15,392	Perrigo Company plc			585,974
10,464	Quest Diagnostics, Inc.			1,412,849
				3,124,344
	Industrials - 10.1%
6,874	Hubbell, Inc.			1,287,431
11,778	ManTech International Corporation - Class A			850,843
4,775	Snap-on, Inc.			994,394
3,122	Watsco, Inc.			882,152
				4,014,820
	Information Technology - 20.2%
17,489	Amdocs, Ltd.			1,327,240
10,152	Avnet, Inc.			409,734
7,528	Broadridge Financial Solutions, Inc.			1,198,608
25,979	CSG Systems International, Inc.			1,474,828
15,418	Juniper Networks, Inc.			536,855
13,892	NetApp, Inc.			1,201,797
11,633	Progress Software Corporation			529,418
16,850	Silicon Motion Technology Corporation - ADR			1,331,150
				8,009,630
	Materials - 12.3%
4,266	Avery Dennison Corporation			876,321
17,831	Avient Corporation			887,449
6,386	Celanese Corporation			994,364
6,744	RPM International, Inc.			597,586
6,224	Scotts Miracle-Gro Company			941,069
10,019	Sonoco Products Company			567,476
				4,864,265
	Real Estate - 7.1%
17,838	Agree Realty Corporation			1,166,248
8,852	Equity LifeStyle Properties, Inc.			693,023
2,608	Innovative Industrial Properties, Inc.			516,880
5,914	Terreno Realty Corporation			442,190
				2,818,341
	Utilities - 4.9%
10,988	Alliant Energy Corporation			657,742
5,901	Atmos Energy Corporation			632,705
22,995	NiSource, Inc.			670,994
				1,961,441
	TOTAL COMMON STOCKS (Cost $40,980,451)			39,227,758
Par		Effective Yield	Maturity
	SHORT-TERM INVESTMENTS - 1.1%
	U.S. Treasury Bills - 1.1%
$440,000	United States Treasury Bill (a)	0.14%	4/28/2022	439,808
12,000	United States Treasury Bill (a)	0.12%	4/21/2022	11,996
	TOTAL US TREASURY BILLS (Cost $451,850)			451,804
	TOTAL INVESTMENTS (Cost $41,432,301) - 100.0%			39,679,562
	Liabilities in Excess of Other Assets - 0.0% (b)			(10,956)
	NET ASSETS - 100.0%			$39,668,606

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Zero coupon bond.
(b)	Represents less than 0.05% of net assets.

	The Global Industry Classifications Standard (GICS®) was developed by and/or is
	exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC
	(“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by
	the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,227,758	$-	$-	$39,227,758
Short-Term Investments	-	451,804	-	451,804
Total Investments in Securities	$39,227,758	$451,804	$-	$39,679,562
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.